SHARE-BASED PAYMENTS - Subsequent (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Feb. 28, 2025 USD ($) Options	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
SHARE-BASED PAYMENTS
Proceeds from exercise of options		$ 9,025	$ 7,760
Major ordinary share transaction | Employee stock options
SHARE-BASED PAYMENTS
Stock options exercised | Options	332,404
Proceeds from exercise of options	$ 1,300